Derivative instruments - Changes in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative instruments
Fair value of contracts, beginning of year	$ (10,991)	$ 38,339
Reversal of opening contracts settled during the year	12,811	(62,735)
Realized gain on contracts settled during the year	109,093	84,219
Unrealized (loss) gain during the year on contracts outstanding at the end of the year	(113,766)	5,308
Net receipt from counterparties on contract settlements during the year	(109,093)	(84,219)
Unrealized loss on derivatives designated as cash flow hedges	(7,826)	(1,071)
Unrealized (loss) gain on derivatives designated as net investment hedges		9,168
Fair value of contracts, end of year	(119,772)	(10,991)
Current derivative asset	16,924	55,645
Current derivative liability	(130,919)	(62,405)
Non-current derivative asset	2,451	20,127
Non-current derivative liability	$ (8,228)	$ (24,358)